Equity	12 Months Ended
Mar. 31, 2023
Disclosure of Equity [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
16.	Equity

No of shares

	March 31, 2023	March 31, 202 2
Issued as of April 01	182,742,369	182,238,069
Issued for cash	-	-
Issued for consideration other than cash	-	-
Exercise of share options	93,000	504,300
Issued as of March 31	182,835,369	182,742,369
Value (₹) (‘000)	1,828,354	1,827,424

In fiscal 2015, the authorized share capital of the Company was enhanced by an amount of ₹ 189,000. Consequently the authorized share capital is increased to ₹ 2,040,000 divided into 204,000,000 Equity Shares, having a par value ₹ 10 per share.
The holders of ordinary shares are entitled to receive dividends from time to time and are entitled to vote at meetings of the Group. All shares rank equally with regard to Group’s residual assets.

The directors have not recommended any dividend
for paid up Equity Share of ₹ 10 each for the year 2022-23 (2021-22: ₹ Nil)
.

Also refer note 35 – Issue of share on private basis to existing promoter group and Note 27 – Share-based payment

16
A
..
Fully paid Compulsorily Convertible debentures
:

	2023	202 2

Compulsorily convertible Debentures issued to Kotak Special Securities Fund	2,000,000	-

	2,000,000	-

During the financial year 2021-22, Kotak Special Situations Fund (KSSF) subscribed to 2,00,00,000 (two crore) Series 1 Compulsorily Convertible Debentures (CCDs) with face value of
₹ 100 each amounting to ₹
2,000
million
("series 1 CCD") and 1% of 2,00,00,000 (two crore) Series 2 Compulsorily Convertible Debentures (CCD) with face value of
₹ 100 each amounting to ₹
2,000
millions

These CCD's carry a coupon rate of 6% p.a payable half-yearly. The CCDs shall be fully, mandatorily and compulsorily converted into equity shares by October 1, 2031 and the conversion ratio shall be decided based on the equity valuation of the next financial year following the financial year of drawdown of CCD money

During the year, the Company has valued the share price and fixed the conversion ratio, at 0.8112 in relation to series 1 CCDs subscribed
by Kotak Special Situations Fund (KSSF). Since the fixed
-
to
-
fixed test is satisfied as per IAS 32 the above CCDs are presented as Equity (refer note 19)

Share based payment reserve

Share based payment reserve represents the stock compensation expense recognized in the statement of changes in equity.

Share Premium

Share Premium used to record the premium on issue of shares. The reserve is utilized
in accordance with the provisions of the Act

Other components of equity:

a) Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

b) Fair value reserve

The fair value reserve comprises the cumulative net change in the fair value of investments classified as at FVTOCI until the investments are derecognized or impaired.

c) Remeasurements of the net defined benefit liability/asset

Remeasurements of the net defined benefit liability/asset represent the cumulative actuarial gain / loss on account of Change in demographic assumptions, change in financial assumption and experience variance and remeasurement in return on plan assets, excluding amounts recognized in net interest expense/ income.